UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund:    BlackRock International Growth and Income Trust (BGY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.7%
Treasury Wine Estates Ltd.	1,450,004	$6,213,212
Austria — 0.4%
Erste Group Bank AG	125,012	3,790,160
Belgium — 2.0%
Ageas	136,900	5,483,585
Anheuser-Busch InBev NV	143,046	13,755,539

		19,239,124
Canada — 0.4%
Gildan Activewear, Inc. (a)	88,000	3,927,485
China — 0.8%
SINA Corp. (b)	108,300	7,469,451
France — 11.6%
AXA SA	326,364	7,193,546
BNP Paribas SA	220,782	14,314,937
European Aeronautic Defence and Space Co. NV	177,600	10,635,597
Kering	32,400	7,430,443
Publicis Groupe SA	108,500	8,752,980
Rexel SA	448,576	10,882,002
Safran SA	103,200	6,060,089
Sanofi	213,800	22,381,442
Technip SA	109,300	12,060,032
Valeo SA	118,100	9,367,180

		109,078,248
Germany — 3.3%
Bayer AG	129,400	15,040,845
Daimler AG	102,600	7,117,541
KUKA AG	211,703	9,340,584

		31,498,970
Hong Kong — 3.7%
AIA Group Ltd.	3,481,600	16,479,590
Jardine Matheson Holdings Ltd.	179,600	9,829,508
Melco Crown Entertainment Ltd. — ADR (a)(b)	330,600	8,225,328

		34,534,426
India — 0.7%
Jubilant Foodworks Ltd. (b)	332,633	6,155,843
Indonesia — 1.9%
Bank Mandiri Persero Tbk PT	5,884,000	5,092,665
Global Mediacom Tbk PT	16,672,000	3,724,797
Matahari Department Store Tbk PT (b)	7,734,100	9,368,966

		18,186,428
Ireland — 3.1%
Bank of Ireland (b)	28,158,200	6,344,735
DCC PLC	300,589	12,195,432
Green REIT PLC (b)	4,780,670	7,293,625
Kingspan Group PLC	251,913	3,507,496

		29,341,288

Common Stocks	Shares	Value
Italy — 2.7%
Banca Generali SpA	465,700	$11,740,388
Mediaset SpA (a)(b)	2,222,200	9,707,556
Telecom Italia SpA	5,840,100	4,006,375

		25,454,319
Japan — 15.5%
Hino Motors Ltd.	68,000	1,042,074
Honda Motor Co. Ltd.	572,200	21,194,905
ITOCHU Corp.	456,500	5,421,658
JGC Corp.	116,000	4,088,724
Kenedix Realty Investment Corp. — REIT	968	3,849,063
Nabtesco Corp.	355,400	7,441,255
Nitto Denko Corp.	148,100	8,342,768
Softbank Corp.	132,400	8,404,272
Sony Corp.	614,400	12,899,310
Sumitomo Mitsui Financial Group, Inc.	378,400	17,287,665
Tokio Marine Holdings, Inc.	329,800	10,526,214
Tokyo Tatemono Co. Ltd.	1,207,000	10,047,033
Tokyu Land Corp.	929,000	8,843,150
Toyota Motor Corp.	307,000	18,681,162
Yahoo! Japan Corp.	14,957	7,974,215

		146,043,468
Malaysia — 0.4%
Astro Malaysia Holdings Bhd	4,030,800	3,723,939
Mexico — 0.9%
Fomento Economico Mexicano SAB de CV — ADR (a)	85,700	8,526,293
Netherlands — 4.5%
Aalberts Industries NV	330,052	8,316,285
ASML Holding NV	61,832	5,569,825
ING Groep NV (b)	874,900	8,930,077
Randstad Holding NV	185,794	8,987,166
Ziggo NV	261,600	10,411,896

		42,215,249
Norway — 1.1%
Statoil ASA	476,300	10,338,874
Russia — 0.7%
Eurasia Drilling Co. Ltd. — GDR	175,701	6,940,190
Singapore — 0.8%
Oversea-Chinese Banking Corp. Ltd.	867,000	7,204,249
Spain — 1.8%
Cie Automotive SA	818,587	6,621,182
Duro Felguera SA	583,500	3,778,719
Sacyr SA (b)	1,760,955	6,529,259

		16,929,160
Sweden — 2.6%
SKF AB, B Shares	383,500	10,637,497

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound GDR Global Depositary Receipt HKD Hong Kong Dollar	JPY Japanese Yen NOK Norwegian Krone REIT Real Estate Investment Trust SEK Swedish Krona SGD Singapore Dollar TWD Taiwan Dollar USD US Dollar

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Svenska Cellulosa AB, B Shares	523,940	$13,859,633

		24,497,130
Switzerland — 10.0%
Novartis AG	385,200	27,690,807
Partners Group Holding AG	32,300	8,553,313
Roche Holding AG	76,623	18,856,078
Swiss Re AG	108,467	8,648,300
Syngenta AG	54,700	21,629,035
UBS AG	441,853	8,700,543

		94,078,076
Taiwan — 1.4%
Delta Electronics, Inc.	1,519,000	7,370,467
Epistar Corp.	3,705,000	6,169,797

		13,540,264
Thailand — 0.7%
PTT Global Chemical PCL	2,915,900	6,152,013
United Kingdom — 24.6%
Aberdeen Asset Management PLC	2,868,387	16,788,706
APR Energy PLC	822,449	13,137,164
Aveva Group PLC	163,090	5,965,926
Babcock International Group PLC	654,700	11,716,408
Barclays PLC — ADR (a)	1,157,400	20,231,352
BG Group PLC	516,400	9,311,866
Blinkx PLC (b)	3,590,300	7,120,466
British American Tobacco PLC	122,500	6,535,024
Centrica PLC	1,226,300	7,294,186
Crest Nicholson Holdings PLC (b)	2,869,300	14,570,583
Diageo PLC	157,300	4,929,630
Domino’s Pizza Group PLC	491,000	4,262,637
DS Smith PLC	1,955,549	7,716,885
esure Group PLC (b)	2,937,687	13,214,787
Halma PLC	850,000	7,189,473
Hargreaves Lansdown PLC	430,677	6,424,082
Inchcape PLC	622,520	5,401,045
Intertek Group PLC	233,000	10,727,187
Jardine Lloyd Thompson Group PLC	407,205	5,536,860
Partnership Assurance Group PLC (b)	1,195,800	9,077,420

Common Stocks	Shares	Value
United Kingdom (concluded)
Perform Group PLC (b)	1,160,621	$8,804,976
Platform Acquisition Holdings Ltd. (b)	473,400	5,029,875
Rotork PLC	227,762	9,190,363
SABMiller PLC	185,400	9,087,576
Subsea 7 SA	221,300	4,208,711
Travis Perkins PLC	328,200	8,492,369

		231,965,557
United States — 0.6%
Euronet Worldwide, Inc. (a)(b)	145,507	5,356,113

Warrants(c)
United Kingdom — 0.0%
Platform Acquisition Holdings Ltd., Expires 07/31/20(b)	473,400	—
Total Long-Term Investments (Cost — $829,891,728) — 96.9%		912,399,529

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	25,095,624	25,095,624
Total Short-Term Securities (Cost — $25,095,624) — 2.7%		25,095,624
Total Investments Before Options Written (Cost — $854,992,086*) — 99.6%		937,495,153

Options Written
(Premiums Received — $13,375,413) — (1.7)%		(15,936,868)
Total Investments Net of Options Written — 97.9%		921,558,285
Other Assets Less Liabilities — 2.1%		19,934,577

Net Assets — 100.0%		$941,492,862

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$888,709,272

Gross unrealized appreciation	$62,516,879
Gross unrealized depreciation	(13,730,998)

Net unrealized appreciation	$48,785,881

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,164,990	13,930,634	25,095,624	$8,804	$108

(e)	Represents the current yield as of report date.

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	124,000	USD	189,900	Deustsche Bank AG	8/01/13	$(1,264)
USD	2,474,716	EUR	1,863,000	UBS AG	8/01/13	(3,732)
USD	11,614,395	JPY	1,136,968,000	Barclays Bank PLC	8/01/13	2,017
GBP	3,273,347	USD	4,988,254	Barclays Bank PLC	8/02/13	(8,643)
JPY	944,474,260	USD	9,637,492	Barclays Bank PLC	8/02/13	8,859
USD	32,475	AUD	36,000	Morgan Stanley & Co. International PLC	8/02/13	116
USD	2,239,655	EUR	1,688,000	UBS AG	8/02/13	(5,981)
USD	704,913	JPY	68,929,046	Deutsche Bank AG	8/05/13	890
USD	13,119,205	CHF	12,120,755	Toronto-Dominion Bank	8/06/13	21,463
Total						$13,725

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Mediaset SpA	Call	EUR	3.40	8/16/13	610	$(75,614)
Fomento Economico Mexicano SAB de CV - ADR	Call	USD	100.00	8/19/13	235	(45,825)
Fomento Economico Mexicano SAB de CV - ADR	Call	USD	105.00	8/19/13	236	(11,800)
Gildan Activewear, Inc.	Call	CAD	44.00	8/19/13	485	(117,106)
Melco Crown Entertainment Ltd. - ADR	Call	USD	25.00	8/19/13	1,000	(85,000)
Melco Crown Entertainment Ltd. - ADR	Call	USD	26.00	8/19/13	818	(38,855)
Mediaset SpA	Call	EUR	3.50	9/20/13	610	(111,662)
Total						$(485,862)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euronet Worldwide, Inc.	UBS AG	Call	USD	31.09	8/05/13	28,300	$(161,884)
Sacyr SA	Citibank N.A.	Call	EUR	2.15	8/06/13	424,200	(359,236)
Aalberts Industries NV	Bank of America N.A.	Call	EUR	17.77	8/07/13	23,500	(36,970)
Aberdeen Asset Management PLC	Deutsche Bank AG	Call	GBP	4.76	8/07/13	407,200	(6)
Ageas	Goldman Sachs International	Call	EUR	29.05	8/07/13	38,000	(58,826)
Anheuser-Busch InBev NV	Citibank N.A.	Call	EUR	70.82	8/07/13	78,700	(209,051)
APR Energy PLC	Citibank N.A.	Call	GBP	10.45	8/07/13	5,282	(1,729)
APR Energy PLC	Citibank N.A.	Call	GBP	10.61	8/07/13	35,718	(7,745)
Aveva Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	24.33	8/07/13	8,665	(4,684)
AXA SA	Deutsche Bank AG	Call	EUR	15.19	8/07/13	126,000	(231,448)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.75	8/07/13	32,000	(8,780)
Bank of Ireland	UBS AG	Call	EUR	0.17	8/07/13	3,811,000	(27,452)
Crest Nicholson Holdings PLC	Citibank N.A.	Call	GBP	3.61	8/07/13	29,705	(23)
Crest Nicholson Holdings PLC	Citibank N.A.	Call	GBP	3.65	8/07/13	24,234	(7)
Crest Nicholson Holdings PLC	Citibank N.A.	Call	GBP	3.68	8/07/13	73,319	(12)
DCC PLC	Goldman Sachs International	Call	GBP	26.21	8/07/13	30,000	(31,483)
Domino’s Pizza Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.99	8/07/13	135,000	(2)
DS Smith PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.59	8/07/13	356,500	(22,569)
Duro Felguera SA	Morgan Stanley & Co. International PLC	Call	EUR	5.35	8/07/13	60,000	(1)
esure Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.43	8/07/13	75,000	(1)
Eurasia Drilling Co. Ltd. - GDR	UBS AG	Call	USD	40.80	8/07/13	19,100	(3,533)
Inchcape PLC	Citibank N.A.	Call	GBP	5.81	8/07/13	111,900	(11,672)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of July 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Jardine Lloyd Thompson Group PLC	Deutsche Bank AG	Call	GBP	8.98	8/07/13	30,000	$(2,576)
Jardine Lloyd Thompson Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.21	8/07/13	24,000	(402)
KUKA AG	Morgan Stanley & Co. International PLC	Call	EUR	37.08	8/07/13	21,400	(69)
Novartis AG	Citibank N.A.	Call	CHF	69.07	8/07/13	162,200	(4,704)
Partners Group Holding AG	Citibank N.A.	Call	CHF	245.03	8/07/13	4,200	(16,955)
Rexel SA	Deutsche Bank AG	Call	EUR	18.07	8/07/13	63,200	(32,851)
Sacyr SA	UBS AG	Call	EUR	2.15	8/07/13	120,120	(101,805)
Travis Perkins PLC	UBS AG	Call	GBP	14.80	8/07/13	63,100	(212,566)
Ziggo NV	Deutsche Bank AG	Call	EUR	28.53	8/07/13	143,900	(275,514)
Euronet Worldwide, Inc.	UBS AG	Call	USD	31.09	8/13/13	28,300	(161,926)
Aalberts Industries NV	UBS AG	Call	EUR	17.83	8/14/13	25,300	(38,319)
Aberdeen Asset Management PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.30	8/14/13	146,000	(2,722)
Aveva Group PLC	Deutsche Bank AG	Call	GBP	23.22	8/14/13	17,231	(30,230)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.11	8/14/13	77,500	(81,543)
Babcock International Group PLC	UBS AG	Call	GBP	12.07	8/14/13	38,000	(6,968)
British American Tobacco PLC	Morgan Stanley & Co. International PLC	Call	GBP	35.35	8/14/13	67,400	(44,199)
Diageo PLC	Citibank N.A.	Call	GBP	20.34	8/14/13	86,500	(68,916)
Duro Felguera SA	Citibank N.A.	Call	EUR	4.96	8/14/13	60,000	(2,453)
Eurasia Drilling Co. Ltd. - GDR	Goldman Sachs International	Call	USD	39.06	8/14/13	16,200	(18,065)
European Aeronautic Defence and Space Co. NV	UBS AG	Call	EUR	43.87	8/14/13	97,700	(240,447)
Jardine Lloyd Thompson Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.15	8/14/13	40,000	(2,225)
KUKA AG	Deutsche Bank AG	Call	EUR	34.06	8/14/13	33,300	(24,378)
Partners Group Holding AG	Morgan Stanley & Co. International PLC	Call	CHF	246.04	8/14/13	4,600	(23,464)
Rexel SA	Deutsche Bank AG	Call	EUR	18.07	8/14/13	63,200	(40,479)
Rotork PLC	Morgan Stanley & Co. International PLC	Call	GBP	27.21	8/14/13	29,700	(10,088)
Sanofi	Morgan Stanley & Co. International PLC	Call	EUR	79.18	8/14/13	104,700	(182,488)
SKF AB, B Shares	Citibank N.A.	Call	SEK	161.93	8/14/13	163,000	(483,412)
Swiss Re AG	UBS AG	Call	CHF	73.28	8/14/13	16,800	(25,158)
Valeo SA	Morgan Stanley & Co. International PLC	Call	EUR	48.54	8/14/13	19,900	(291,585)
Valeo SA	Morgan Stanley & Co. International PLC	Call	EUR	51.56	8/14/13	45,000	(476,505)
Aberdeen Asset Management PLC	Goldman Sachs International	Call	GBP	4.06	8/21/13	531,700	(56,509)
Epistar Corp.	Goldman Sachs International	Call	TWD	62.42	8/21/13	1,184,708	(770)
Honda Motor Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	3,983.56	8/21/13	64,700	(13,993)
Nitto Denko Corp.	Morgan Stanley & Co. International PLC	Call	JPY	6,365.40	8/21/13	23,200	(2,838)
Oversea-Chinese Banking Corp. Ltd.	Morgan Stanley & Co. International PLC	Call	SGD	10.47	8/21/13	165,000	(15,865)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	4,948.59	8/21/13	28,700	(4,488)
Tokyu Land Corp.	Morgan Stanley & Co. International PLC	Call	JPY	1,087.63	8/21/13	510,000	(73,264)
Toyota Motor Corp.	Morgan Stanley & Co. International PLC	Call	JPY	6,572.31	8/21/13	38,100	(13,750)
Barclays PLC - ADR	Morgan Stanley & Co. International PLC	Call	USD	18.12	8/22/13	159,000	(34,497)
Aberdeen Asset Management PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.30	8/28/13	146,000	(8,784)
Aveva Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	22.69	8/28/13	8,665	(22,687)
Statoil ASA	Goldman Sachs International	Call	NOK	133.98	8/28/13	51,000	(4,286)
AIA Group Ltd.	UBS AG	Call	HKD	34.87	9/04/13	1,914,800	(542,942)
Delta Electronics, Inc.	Citibank N.A.	Call	TWD	140.02	9/04/13	280,000	(80,632)
Euronet Worldwide, Inc.	UBS AG	Call	USD	31.09	9/04/13	28,300	(162,272)
Jardine Matheson Holdings Ltd.	Morgan Stanley & Co. International PLC	Call	USD	61.58	9/04/13	39,600	(8,682)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of July 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
JGC Corp.	UBS AG	Call	JPY	3,950.05	9/04/13	64,000	$(41,528)
Kenedix Realty Investment Corp. - REIT	UBS AG	Call	JPY	423,325.00	9/04/13	98	(7,630)
Nabtesco Corp.	Goldman Sachs International	Call	JPY	2,105.38	9/04/13	121,300	(78,943)
Nitto Denko Corp.	Citibank N.A.	Call	JPY	6,761.95	9/04/13	18,800	(1,619)
Nitto Denko Corp.	Goldman Sachs International	Call	JPY	6,257.87	9/04/13	39,500	(15,292)
Oversea-Chinese Banking Corp. Ltd.	Citibank N.A.	Call	SGD	10.14	9/04/13	311,000	(101,035)
Tokio Marine Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	3,270.80	9/04/13	78,000	(73,466)
Tokyo Tatemono Co. Ltd.	Goldman Sachs International	Call	JPY	768.03	9/04/13	332,000	(287,794)
Treasury Wine Estates Ltd.	Citibank N.A.	Call	AUD	4.99	9/04/13	282,300	(18,767)
Treasury Wine Estates Ltd.	Citibank N.A.	Call	AUD	5.04	9/04/13	230,000	(12,434)
Daimler AG	Goldman Sachs International	Call	EUR	53.51	9/05/13	56,400	(87,890)
Bank of Ireland	Morgan Stanley & Co. International PLC	Call	EUR	0.18	9/06/13	4,343,000	(46,103)
Barclays PLC - ADR	Citibank N.A.	Call	USD	18.53	9/06/13	171,000	(29,113)
Barclays PLC - ADR	Morgan Stanley & Co. International PLC	Call	USD	17.92	9/06/13	135,500	(47,832)
Aalberts Industries NV	UBS AG	Call	EUR	17.83	9/11/13	25,300	(41,848)
Aberdeen Asset Management PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.30	9/11/13	146,000	(14,848)
Aveva Group PLC	Bank of America N.A.	Call	GBP	24.00	9/11/13	11,455	(19,795)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.46	9/11/13	88,500	(75,686)
Bayer AG	Goldman Sachs International	Call	EUR	85.43	9/11/13	71,100	(369,040)
Blinkx PLC	Morgan Stanley & Co. International PLC	Call	GBP	1.19	9/11/13	987,300	(260,689)
BNP Paribas SA	Morgan Stanley & Co. International PLC	Call	EUR	44.98	9/11/13	88,000	(515,219)
Centrica PLC	Goldman Sachs International	Call	GBP	3.78	9/11/13	220,000	(54,310)
DS Smith PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.60	9/11/13	362,700	(58,612)
Duro Felguera SA	Morgan Stanley & Co. International PLC	Call	EUR	4.88	9/11/13	49,000	(6,080)
Eurasia Drilling Co. Ltd. - GDR	Morgan Stanley & Co. International PLC	Call	USD	40.80	9/11/13	19,900	(19,648)
Hargreaves Lansdown PLC	UBS AG	Call	GBP	9.68	9/11/13	236,900	(130,095)
Inchcape PLC	Goldman Sachs International	Call	GBP	5.73	9/11/13	111,900	(41,250)
Intertek Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	31.08	9/11/13	54,600	(39,587)
Jardine Lloyd Thompson Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.16	9/11/13	40,000	(5,809)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	Call	EUR	10.56	9/11/13	7,000	(3,600)
KUKA AG	Goldman Sachs International	Call	EUR	34.85	9/11/13	30,900	(34,537)
Publicis Groupe SA	Morgan Stanley & Co. International PLC	Call	EUR	57.63	9/11/13	59,700	(292,940)
Roche Holding AG	Deutsche Bank AG	Call	CHF	239.10	9/11/13	64,400	(124,368)
Rotork PLC	Goldman Sachs International	Call	GBP	27.18	9/11/13	23,200	(19,716)
SABMiller PLC	Deutsche Bank AG	Call	GBP	31.72	9/11/13	21,700	(35,134)
SABMiller PLC	Deutsche Bank AG	Call	GBP	32.72	9/11/13	80,200	(70,375)
Statoil ASA	Deutsche Bank AG	Call	NOK	129.61	9/11/13	210,600	(77,209)
Technip SA	Morgan Stanley & Co. International PLC	Call	EUR	83.78	9/11/13	35,700	(135,642)
SINA Corp.	Deutsche Bank AG	Call	USD	68.48	9/16/13	59,600	(311,079)
Aalberts Industries NV	UBS AG	Call	EUR	17.86	9/17/13	27,100	(45,451)
Aberdeen Asset Management PLC	Deutsche Bank AG	Call	GBP	4.04	9/17/13	200,700	(45,341)
Ageas	Deutsche Bank AG	Call	EUR	30.31	9/17/13	37,200	(44,810)
ASML Holding NV	Goldman Sachs International	Call	EUR	68.33	9/17/13	33,700	(99,833)
Aveva Group PLC	UBS AG	Call	GBP	23.15	9/17/13	15,339	(39,019)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.14	9/17/13	84,000	(102,041)
Bank of Ireland	Morgan Stanley & Co. International PLC	Call	EUR	0.17	9/17/13	2,990,000	(47,445)
BG Group PLC	Deutsche Bank AG	Call	GBP	11.97	9/17/13	284,000	(132,495)
Blinkx PLC	Morgan Stanley & Co. International PLC	Call	GBP	1.19	9/17/13	987,300	(270,837)
BNP Paribas SA	Morgan Stanley & Co. International PLC	Call	EUR	48.40	9/17/13	33,500	(99,239)

JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of July 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Domino’s Pizza Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.16	9/17/13	135,000	$(10,384)
DS Smith PLC	Goldman Sachs International	Call	GBP	2.55	9/17/13	356,500	(72,568)
Duro Felguera SA	Goldman Sachs International	Call	EUR	4.78	9/17/13	51,500	(10,282)
Duro Felguera SA	UBS AG	Call	EUR	4.88	9/17/13	49,000	(6,553)
Eurasia Drilling Co. Ltd. - GDR	Morgan Stanley & Co. International PLC	Call	USD	41.72	9/17/13	16,500	(13,129)
Halma PLC	Goldman Sachs International	Call	GBP	5.64	9/17/13	140,000	(27,815)
Intertek Group PLC	Goldman Sachs International	Call	GBP	31.26	9/17/13	73,600	(55,539)
Jardine Lloyd Thompson Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.12	9/17/13	30,000	(5,303)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	10.50	9/17/13	6,500	(3,793)
KUKA AG	Goldman Sachs International	Call	EUR	35.09	9/17/13	30,900	(35,544)
Partners Group Holding AG	UBS AG	Call	CHF	248.47	9/17/13	4,400	(36,842)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	19.20	9/17/13	60,100	(24,376)
Rotork PLC	Morgan Stanley & Co. International PLC	Call	GBP	26.43	9/17/13	39,400	(55,495)
Sacyr SA	Citibank N.A.	Call	EUR	2.70	9/17/13	378,000	(119,424)
Safran SA	Morgan Stanley & Co. International PLC	Call	EUR	43.40	9/17/13	56,700	(146,079)
Sanofi	Citibank N.A.	Call	EUR	80.89	9/17/13	13,000	(39,892)
SKF AB, B Shares	Goldman Sachs International	Call	SEK	175.13	9/17/13	48,000	(62,245)
Syngenta AG	Goldman Sachs International	Call	CHF	372.53	9/17/13	30,000	(242,907)
Travis Perkins PLC	Morgan Stanley & Co. International PLC	Call	GBP	17.44	9/17/13	58,700	(48,135)
UBS AG	Goldman Sachs International	Call	CHF	17.93	9/17/13	243,000	(197,272)
Kenedix Realty Investment Corp. - REIT	Goldman Sachs International	Call	JPY	400,262.50	9/18/13	135	(24,525)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	18.96	9/25/13	29,000	(21,818)
Aalberts Industries NV	UBS AG	Call	EUR	17.61	9/25/13	23,500	(47,148)
Aveva Group PLC	Goldman Sachs International	Call	GBP	25.00	9/25/13	9,600	(13,119)
AXA SA	Goldman Sachs International	Call	EUR	16.84	9/25/13	53,200	(35,944)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.92	9/25/13	40,100	(24,361)
Bank of Ireland	Morgan Stanley & Co. International PLC	Call	EUR	0.18	9/25/13	4,343,000	(60,444)
Centrica PLC	Goldman Sachs International	Call	GBP	3.86	9/25/13	454,000	(84,391)
Delta Electronics, Inc.	Morgan Stanley & Co. International PLC	Call	TWD	137.73	9/25/13	555,000	(209,274)
Duro Felguera SA	Goldman Sachs International	Call	EUR	4.78	9/25/13	51,500	(10,407)
Epistar Corp.	Morgan Stanley & Co. International PLC	Call	TWD	53.42	9/25/13	853,000	(46,847)
Eurasia Drilling Co. Ltd. - GDR	Morgan Stanley & Co. International PLC	Call	USD	38.12	9/25/13	17,200	(43,210)
Halma PLC	Goldman Sachs International	Call	GBP	5.64	9/25/13	140,000	(29,944)
Honda Motor Co. Ltd.	UBS AG	Call	JPY	3,740.48	9/25/13	250,000	(314,491)
Inchcape PLC	Citibank N.A.	Call	GBP	5.72	9/25/13	118,600	(51,377)
ING Groep NV	UBS AG	Call	EUR	7.64	9/25/13	481,200	(241,816)
ITOCHU Corp.	UBS AG	Call	JPY	1,191.08	9/25/13	251,000	(114,588)
Jardine Lloyd Thompson Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.09	9/25/13	30,000	(6,616)
Jardine Matheson Holdings Ltd.	UBS AG	Call	USD	58.96	9/25/13	59,200	(55,862)
Kenedix Realty Investment Corp. - REIT	Goldman Sachs International	Call	JPY	400,262.50	9/25/13	135	(26,573)
Kering	Goldman Sachs International	Call	EUR	177.01	9/25/13	17,800	(122,456)
Nabtesco Corp.	Citibank N.A.	Call	JPY	2,066.89	9/25/13	74,100	(78,105)
Novartis AG	UBS AG	Call	CHF	66.91	9/25/13	49,600	(62,139)
Partners Group Holding AG	UBS AG	Call	CHF	248.47	9/25/13	4,400	(40,549)
Randstad Holding NV	UBS AG	Call	EUR	37.89	9/25/13	51,000	(59,815)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	19.20	9/25/13	60,100	(28,012)

6	JULY 31, 2013

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Rotork PLC	Morgan Stanley & Co. International PLC	Call	GBP	27.47	9/25/13	34,000	$(29,437)
Softbank Corp.	Goldman Sachs International	Call	JPY	6,336.84	9/25/13	72,800	(281,526)
Sony Corp.	Goldman Sachs International	Call	JPY	2,158.60	9/25/13	337,900	(352,539)
Subsea 7 SA	Morgan Stanley & Co. International PLC	Call	NOK	112.36	9/25/13	121,700	(136,550)
Sumitomo Mitsui Financial Group, Inc.	UBS AG	Call	JPY	4,614.13	9/25/13	179,400	(301,295)
Svenska Cellulosa AB, B Shares	Morgan Stanley & Co. International PLC	Call	SEK	174.12	9/25/13	288,200	(260,497)
Technip SA	UBS AG	Call	EUR	84.83	9/25/13	24,400	(94,441)
Tokio Marine Holdings, Inc.	Goldman Sachs International	Call	JPY	3,239.00	9/25/13	103,300	(178,182)
Tokyo Tatemono Co. Ltd.	Goldman Sachs International	Call	JPY	768.03	9/25/13	332,000	(339,243)
Toyota Motor Corp.	UBS AG	Call	JPY	6,139.70	9/25/13	130,700	(316,068)
Travis Perkins PLC	Morgan Stanley & Co. International PLC	Call	GBP	17.44	9/25/13	58,800	(52,408)
Treasury Wine Estates Ltd.	UBS AG	Call	AUD	4.98	9/25/13	285,200	(31,601)
Yahoo! Japan Corp.	UBS AG	Call	JPY	54,033.46	9/25/13	8,200	(128,090)
Barclays PLC - ADR	Citibank N.A.	Call	USD	18.53	9/26/13	171,000	(47,517)
Aalberts Industries NV	Goldman Sachs International	Call	EUR	19.26	10/01/13	27,800	(17,784)
Aveva Group PLC	Goldman Sachs International	Call	GBP	25.00	10/01/13	9,600	(14,080)
Eurasia Drilling Co. Ltd. - GDR	Morgan Stanley & Co. International PLC	Call	USD	43.86	10/01/13	7,700	(3,860)
Halma PLC	Goldman Sachs International	Call	GBP	5.64	10/01/13	140,000	(32,096)
Jardine Lloyd Thompson Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.79	10/01/13	30,000	(13,082)
Randstad Holding NV	UBS AG	Call	EUR	37.89	10/02/13	51,000	(63,544)
Kenedix Realty Investment Corp. - REIT	Goldman Sachs International	Call	JPY	400,262.50	10/09/13	135	(30,300)
Total							$(15,451,006)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$6,213,212	—	$6,213,212
Austria	—	3,790,160	—	3,790,160
Belgium	—	19,239,124	—	19,239,124
Canada	$3,927,485	—	—	3,927,485
China	7,469,451	—	—	7,469,451
France	35,062,251	74,015,997	—	109,078,248
Germany	9,340,584	22,158,386	—	31,498,970
Hong Kong	18,054,836	16,479,590	—	34,534,426
India	—	6,155,843	—	6,155,843
Indonesia	9,368,966	8,817,462	—	18,186,428
Ireland	7,293,625	22,047,663	—	29,341,288
Italy	11,740,388	13,713,931	—	25,454,319
Japan	18,021,248	128,022,220	—	146,043,468
Malaysia	—	3,723,939	—	3,723,939
Mexico	8,526,293	—	—	8,526,293
Netherlands	8,316,285	33,898,964	—	42,215,249
Norway	—	10,338,874	—	10,338,874
Russia	6,940,190	—	—	6,940,190
Singapore	7,204,249	—	—	7,204,249
Spain	6,621,182	10,307,978	—	16,929,160
Sweden	10,637,497	13,859,633	—	24,497,130
Switzerland	—	94,078,076	—	94,078,076
Taiwan	7,370,467	6,169,797	—	13,540,264
Thailand	—	6,152,013	—	6,152,013
United Kingdom	82,891,142	149,074,415	—	231,965,557
United States	5,356,113	—	—	5,356,113
Warrants	—	—	—	—
Short-Term Securities	25,095,624	—	—	25,095,624
Total	$289,237,876	$648,257,277	—	$937,495,153

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$33,345	—	—	$33,345
Liabilities:
Equity contracts	(298,586)	$(15,638,282)	—	(15,936,868)
Foreign currency exchange contracts	(19,620)	—	—	(19,620)
Total	$(284,861)	$(15,638,282)	—	$(15,923,143)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

8	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,348,301	—	—	$6,348,301
Foreign currency at value	721,260	—	—	721,260
Cash pledged as collateral for options written	2,033,000	—	—	2,033,000
Total	$9,102,561	—	—	$9,102,561

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2012, securities with a value of $9,537,865 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of July 31, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period October 31, 2012 to July 31, 2013.

JULY 31, 2013	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: September 24, 2013